Other current assets	12 Months Ended
Dec. 31, 2022
Other Current Assets [Abstract]
Other current assets
26. Other current assets
Other current assets amount to €84,574 thousand and €68,773 thousand at December 31, 2022 and 2021, respectively, and mainly relate to accrued income, deferred charges and indirect tax receivables.